Stockholder's Equity - Summary of common stock reserved for future issuance (Detail) - Common Class A [Member] - shares shares in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		289,211	327,929
Conversion of outstanding Shares of Redeemable Convertible Preferred Stock [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		79,055	76,972
Redeemable Convertible Preferred Stock Warrants [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		1,258	9,595
Class A Common Stock Warrants [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		134,996	126,662
Stock Options Outstanding [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		38,258	42,276
Shares Available For Future Grant [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		35,644	72,424
Osprey Technology Acquisition Corp [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	646,436	289,211
Osprey Technology Acquisition Corp [Member] | Conversion of outstanding Shares of Redeemable Convertible Preferred Stock [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	79,055	79,055
Osprey Technology Acquisition Corp [Member] | Redeemable Convertible Preferred Stock Warrants [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	1,258	1,258
Osprey Technology Acquisition Corp [Member] | Class A Common Stock Warrants [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	122,986	134,996
Osprey Technology Acquisition Corp [Member] | Stock Options Outstanding [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	28,980	38,258
Osprey Technology Acquisition Corp [Member] | Restricted Stock Units (RSUs) [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	98,100
Osprey Technology Acquisition Corp [Member] | 2021 Convertible Bridge Notes as converted into common stock [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	86,290
Osprey Technology Acquisition Corp [Member] | Class A Common Stock Warrants Treated As Liability [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	42,945
Osprey Technology Acquisition Corp [Member] | Class A Common Stock Issued As Incentive Shares In Connection With The Rights Offering [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	3,440
Osprey Technology Acquisition Corp [Member] | Class A Common Stock Warrants Treated As Liability In Connection With The Rights Offering [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	565
Osprey Technology Acquisition Corp [Member] | Common Stock Issuable For Consent Fees [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	3,456
Osprey Technology Acquisition Corp [Member] | Shares Available For Future Grant [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	179,361	35,644